UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10065

Tax-Managed Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 86.2%
Security	Shares	Value
Aerospace & Defense - 1.9%
Aviall, Inc.(1)	21,500	$628,875
DRS Technologies, Inc.(1)	26,500	1,172,625
Innovative Solutions and Support, Inc.(1)	14,500	457,620
Teledyne Technologies, Inc.(1)	21,500	654,030
		$2,913,150
Air Freight & Logistics - 0.3%
HUB Group, Inc., Class A(1)	8,100	$445,500
		$445,500
Beverages - 1.3%
Hansen Natural Corp.(1)	23,200	$1,314,976
PepsiAmericas, Inc.	29,800	735,762
		$2,050,738
Biotechnology - 2.8%
Affymetrix, Inc.(1)	16,800	$774,648
Invitrogen Corp.(1)	8,600	630,122
QIAGEN NV(1)(2)	34,200	444,600
Transkaryotic Therapies, Inc.(1)	35,500	1,202,740
United Therapeutics Corp.(1)	26,800	1,286,132
		$4,338,242
Capital Markets - 1.2%
Affiliated Managers Group, Inc.(1)	7,900	$493,987
Greenhill & Co., Inc.	40,800	1,285,200
		$1,779,187
Commercial Banks - 0.2%
PrivateBancorp, Inc.	8,300	$259,375
		$259,375
Commercial Services & Supplies - 1.9%
Harland (John H.) Co.	13,200	$475,200
Healthcare Services Group, Inc.	22,900	578,225
Labor Ready, Inc.(1)	44,400	741,036
Miller (Herman), Inc.	16,600	474,760
Navigant Consulting, Inc.(1)	15,300	359,091
Rollins, Inc.	18,000	355,320
		$2,983,632

Security	Shares	Value
Communications Equipment - 0.2%
ECI Telecom, Ltd.(1)(2)	44,100	$307,377
		$307,377
Computers & Peripherals - 0.7%
Logitech International SA ADR(1)	7,700	$446,215
PalmOne, Inc.(1)	10,600	227,158
SanDisk Corp.(1)	18,700	443,190
		$1,116,563
Consumer Finance - 0.5%
Metris Companies, Inc.(1)	50,100	$607,212
Student Loan Corp., (The)	1,200	232,500
		$839,712
Containers & Packaging - 0.5%
Owens-Illinois, Inc.(1)	34,600	$848,392
		$848,392
Diversified Telecommunication Services - 0.4%
PanAmSat Holding Corp.	37,892	$668,794
		$668,794
Electric Utilities - 0.6%
Allegheny Energy, Inc.(1)	35,000	$855,400
		$855,400
Electrical Equipment - 0.7%
AMETEK, Inc.	8,100	$306,747
Evergreen Solar, Inc.(1)	138,400	756,356
		$1,063,103
Electronic Equipment & Instruments - 1.2%
Nam Tai Electronics, Inc.(2)	43,600	$1,009,340
Trimble Navigation, Ltd.(1)	22,300	767,566
		$1,776,906
Energy Equipment & Services - 1.6%
Cal Dive International, Inc.(1)	7,400	$329,152
Dril-Quip, Inc.(1)	15,500	451,825
Hydril Co.(1)	24,700	1,299,220
Pride International, Inc.(1)	17,000	379,100
		$2,459,297

See notes to financial statements

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing - 0.6%
Central European Distribution Corp.(1)	13,500	$501,120
Longs Drugstores Corp.	13,500	490,725
		$991,845
Food Products - 0.2%
Pilgrim's Pride Corp.	8,900	$321,201
		$321,201
Gas Utilities - 0.3%
UGI Corp.	9,600	$482,208
		$482,208
Health Care Equipment & Supplies - 13.0%
ArthroCare Corp.(1)	12,300	$361,374
Aspect Medical Systems, Inc.(1)	21,200	530,636
Bausch & Lomb, Inc.	6,700	502,500
Cantel Medical Corp.(1)	18,800	500,268
CONMED Corp.(1)	23,400	695,448
Dade Behring Holdings, Inc.(1)	11,800	727,706
DexCom, Inc.(1)	13,598	135,980
DJ Orthopedics, Inc.(1)	32,800	824,920
Foxhollow Technologies, Inc.(1)	15,500	480,345
Haemonetics Corp.(1)	48,000	2,052,960
Hologic, Inc.(1)	36,500	1,298,670
Immucor, Inc.(1)	137,775	4,111,206
Integra LifeSciences Holdings Corp.(1)	16,500	584,595
Intermagnetics General Corp.(1)	23,800	584,528
Intralase Corp.(1)	14,478	242,072
Intuitive Surgical, Inc.(1)	18,100	777,214
Kyphon, Inc.(1)	33,000	862,950
Respironics, Inc.(1)	11,900	751,961
Shamir Optical Industry, Ltd.(1)(2)	27,800	458,144
SonoSite, Inc.(1)	17,400	506,427
Sybron Dental Specialties, Inc.(1)	31,600	1,177,100
Syneron Medical, Ltd.(1)(2)	23,100	669,900
Ventana Medical Systems, Inc.(1)	30,400	1,210,528
		$20,047,432
Health Care Providers & Services - 10.0%
Community Health Systems, Inc.(1)	48,800	$1,778,760
Covance, Inc.(1)	10,700	488,348
Coventry Health Care, Inc.(1)	18,600	1,272,798
Genesis HealthCare Corp.(1)	17,000	678,300

Security	Shares	Value
Health Care Providers & Services (continued)
Gentiva Health Services(1)	24,200	$473,836
Health Net, Inc.(1)	22,200	755,466
Healthtronics, Inc.(1)	58,000	719,200
Kindred Healthcare, Inc.(1)	20,300	667,870
LCA-Vision, Inc.	13,900	544,741
LifePoint Hospitals, Inc.(1)	39,800	1,769,110
Lincare Holdings, Inc.(1)	13,800	588,984
Option Care, Inc.	28,300	402,709
Pharmaceutical Product Development, Inc.(1)	10,500	476,490
PRA International(1)	20,200	516,918
Psychiatric Solutions, Inc.(1)	21,700	933,534
Triad Hospitals, Inc.(1)	32,200	1,650,250
United Surgical Partners International, Inc.(1)	27,000	1,194,750
VCA Antech, Inc.(1)	23,100	537,768
		$15,449,832
Hotels, Restaurants & Leisure - 9.9%
Ameristar Casinos, Inc.	26,200	$1,291,660
Boyd Gaming Corp.	27,900	1,472,562
Cheesecake Factory, Inc. (The)(1)	38,800	1,190,772
Choice Hotels International, Inc.	22,100	1,337,492
Gaylord Entertainment Co.(1)	33,600	1,344,000
Hilton Hotels Corp.	27,700	604,691
Jack in the Box, Inc.(1)	17,500	639,800
Mikohn Gaming Corp.(1)	58,700	828,844
Orient-Express Hotels, Ltd.(2)	19,300	507,011
P.F. Chang's China Bistro, Inc.(1)	20,000	1,110,400
Panera Bread Co.(1)	10,900	545,218
Penn National Gaming, Inc.(1)	36,304	1,143,576
Sonic Corp.(1)	33,800	1,082,952
Station Casinos, Inc.	30,900	1,993,977
Texas Roadhouse, Inc., Class A(1)	10,766	280,131
		$15,373,086
Household Durables - 0.5%
Jarden Corp.(1)	16,500	$737,055
		$737,055
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	16,300	$558,764
		$558,764

See notes to financial statements

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet Software & Services - 1.7%
CryptoLogic, Inc.(2)	25,800	$753,102
Digital Insight Corp.(1)	30,600	614,142
eCollege.com, Inc.(1)	37,400	416,636
Greenfield Online, Inc.(1)	20,713	373,248
Websense, Inc.(1)	9,900	525,195
		$2,682,323
IT Services - 2.3%
CACI International, Inc., Class A(1)	5,500	$341,660
Cognizant Technology Solutions Corp.(1)	11,700	491,517
Euronet Worldwide, Inc.(1)	24,500	724,220
Global Payments, Inc.	8,300	537,508
SRA International, Inc., Class A(1)	23,300	1,522,655
		$3,617,560
Machinery - 2.7%
Astec Industries, Inc.(1)	17,000	$396,100
Bucyrus International, Inc.	20,500	798,270
Joy Global, Inc.	71,400	2,418,318
Stewart & Stevenson Services, Inc.	22,400	537,600
		$4,150,288
Media - 1.9%
Central European Media Enterprises, Ltd.(1)(2)	64,400	$2,962,400
		$2,962,400
Metals-Industrial - 0.1%
Formation Capital Corp.(1)(2)(3)(4)	400,000	$133,870
		$133,870
Multi-Utilities - 0.5%
CMS Energy Corp.(1)	61,900	$799,748
		$799,748
Oil, Gas & Consumable Fuels - 11.2%
Bankers Petroleum, Ltd.(1)(2)	80,300	$76,784
CONSOL Energy, Inc.	46,400	2,006,336
Denbury Resources, Inc.(1)	66,000	2,094,840
Frontier Oil Corp.	13,300	559,664
Kinder Morgan Management LLC(1)	10,785	474,338
Massey Energy Co.	52,100	1,881,331

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Niko Resources, Ltd.(2)	12,500	$527,910
Peabody Energy Corp.	46,200	2,022,174
Plains Exploration & Production Co.(1)	43,700	1,406,266
Quicksilver Resources, Inc.(1)	19,800	1,016,334
Range Resources Corp.	24,600	557,190
Southwestern Energy Co.(1)	27,600	1,621,500
St. Mary Land and Exploration Co.	25,300	549,010
Tesoro Corp.(1)	12,400	470,456
Vintage Petroleum, Inc.	73,700	2,129,193
		$17,393,326
Personal Products - 0.8%
Chattem, Inc.(1)	30,415	$1,251,273
		$1,251,273
Pharmaceuticals - 0.7%
Connetics Corp.(1)	22,200	$482,406
Penwest Pharmaceuticals Co.(1)	52,100	666,880
		$1,149,286
Real Estate - 1.1%
Trammell Crow Co.(1)	34,700	$739,110
Trizec Properties, Inc.	31,100	621,689
ZipRealty, Inc.(1)	19,100	267,209
		$1,628,008
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group, Ltd.(1)(2)	9,000	$301,320
NVIDIA Corp.(1)	18,000	394,920
Sigmatel, Inc.(1)	14,000	366,660
Tessera Technologies, Inc.(1)	34,600	918,976
		$1,981,876
Software - 1.7%
Intellisync Corp.(1)	123,200	$332,640
Kronos, Inc.(1)	13,300	519,365
MICROS Systems, Inc.(1)	10,900	432,185
NAVTEQ, Corp.(1)	15,900	579,078
VASCO Data Security International, Inc.(1)	40,300	290,160
Witness Systems, Inc.(1)	27,300	480,753
		$2,634,181

See notes to financial statements

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail - 2.8%
Advance Auto Parts, Inc.(1)	11,700	$624,195
American Eagle Outfitters	44,300	1,161,546
Bebe Stores, Inc.	14,000	452,480
Chico's FAS, Inc.(1)	20,800	533,104
Hot Topic, Inc.(1)	15,900	317,841
Pacific Sunwear of California, Inc.(1)	22,400	506,464
Urban Outfitters, Inc.(1)	16,000	708,800
		$4,304,430
Textiles, Apparel & Luxury Goods - 0.7%
Quiksilver, Inc.(1)	37,400	$1,030,370
		$1,030,370
Trading Companies & Distributors - 0.4%
Watsco, Inc.	12,800	$555,392
		$555,392
Wireless Telecommunication Services - 5.4%
Nextel Partners, Inc., Class A(1)	72,000	$1,693,440
NII Holdings, Inc., Class B(1)	117,400	5,878,218
Spectrasite, Inc.(1)	10,400	583,752
UbiquiTel, Inc.(1)	27,041	195,506
		$8,350,916
Total Common Stocks (identified cost $116,943,557)		$133,292,038
Special Warrants - 0.1%
Security	Shares	Value
Metals-Gold - 0.1%
Western Exploration and Development, Ltd.(1)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements - 0.0%
Security	Shares	Value
Metals-Gold - 0.0%
Nevada Pacific Mining Co.(1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000
Commercial Paper - 10.5%
Security	Principal Amount (000's omitted)	Value
Abbey National North America LLC, 2.79%, 5/2/05	$6,000	$5,999,070
General Electric Capital Corp., 2.94%, 5/2/05	6,195	6,193,988
Pfizer, Inc., 2.76%, 5/3/05	4,000	3,999,080
Total Commercial Paper (at amortized cost, $16,192,138)		$16,192,138
Short-Term Investments - 1.3%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 98.1% (identified cost $135,695,695)		$151,720,176
Other Assets, Less Liabilities - 1.9%		$3,015,683
Net Assets - 100.0%		$154,735,859

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Restricted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

See notes to financial statements

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	94.6%	$143,568,419
Bermuda	2.5%	3,770,731
Canada	1.0%	1,491,665
Israel	0.9%	1,435,421
Virgin Islands (Br)	0.7%	1,009,340
Netherlands	0.3%	444,600
Total	100%	$151,720,176

See notes to financial statements

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $135,695,695)	$151,720,176
Cash	81,037
Foreign currency, at value (identified cost, $362,602)	357,950
Receivable for investments sold	9,834,160
Dividends and interest receivable	6,809
Tax reclaim receivable	1,032
Total assets	$162,001,164
Liabilities
Payable for investments purchased	$7,222,291
Payable to affiliate for Trustees' fees	738
Accrued expenses	42,276
Total liabilities	$7,265,305
Net Assets applicable to investors' interest in Portfolio	$154,735,859
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$138,716,586
Net unrealized appreciation (computed on the basis of identified cost)	16,019,273
Total	$154,735,859

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $7,747)	$226,581
Interest	93,131
Total investment income	$319,712
Expenses
Investment adviser fee	$552,787
Custodian fee	78,909
Legal and accounting services	22,456
Miscellaneous	2,600
Total expenses	$656,752
Deduct - Reduction of investment adviser fee	$7,967
Total expense reductions	$7,967
Net expenses	$648,785
Net investment loss	$(329,073)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$10,215,473
Foreign currency transactions	(3,485)
Net realized gain	$10,211,988
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(11,658,648)
Foreign currency	(5,304)
Net change in unrealized appreciation (depreciation)	$(11,663,952)
Net realized and unrealized loss	$(1,451,964)
Net decrease in net assets from operations	$(1,781,037)

See notes to financial statements

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(329,073)	$(1,027,824)
Net realized gain from investment transactions, payments by affiliate and foreign currency transactions	10,211,988	10,299,688
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(11,663,952)	(11,832,647)
Net decrease in net assets from operations	$(1,781,037)	$(2,560,783)
Capital transactions - Contributions	$5,856,460	$14,945,367
Withdrawals	(30,116,974)	(58,309,543)
Net decrease in net assets from capital transactions	$(24,260,514)	$(43,364,176)
Net decrease in net assets	$(26,041,551)	$(45,924,959)
Net Assets
At beginning of period	$180,777,410	$226,702,369
At end of period	$154,735,859	$180,777,410

See notes to financial statements

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,				Period Ended
	(Unaudited)		2004		2003	2002	October 31, 2001(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.74	%(2)	0.75%		0.73%	0.73%	0.70	%(2)
Net expenses after custodian fee reduction	0.74	%(2)	0.75%		0.73%	0.73%	0.68	%(2)
Net investment loss	(0.38	)%(2)	(0.50)%		(0.53)%	(0.49)%	(0.48	)%(2)
Portfolio Turnover	120%		282%		248%	131%	38%
Total Return(3)	(1.97)%		(1.05	)%(4)	27.24%	(22.16)%	-
Net assets, end of period (000's omitted)	$154,736		$180,777		$226,702	$209,074	$307,838

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.75	%(2)
Expenses after custodian fee reduction	0.75	%(2)
Net investment loss	(0.38	)%(2)

(1)  For the period from the start of business, March 1, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(4)  The Portfolio's net increase from payments by affiliate and net gains (losses) realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended October 31, 2004.

See notes to financial statements

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Tax-Managed Small-Cap Growth Fund 1.1, the Tax-Managed Small-Cap Growth Fund 1.2 and the Tax-Managed Equity Asset Allocation Fund held 61.4%, 21.4% and 17.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

G  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on a trade-date basis.

K  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

April 30, 2005, the advisory fee amounted to $552,787. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended April 30, 2005, EVM waived $7,967 of its advisory fee.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $201,632,599 and $242,037,238, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$135,695,695
Gross unrealized appreciation	$19,930,030
Gross unrealized depreciation	(3,905,549)
Net unrealized appreciation	$16,024,481

The unrealized depreciation on foreign currency is $5,208.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing 0.24% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$133,870
			$88,260	$133,870
Private Placements and Special Warrants
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

9  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Small-Cap Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's results ("Eaton Vance") and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered its management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund's investment performance, the Special Committee concluded that, in light of improvements in the Fund's performance in 2004, it is appropriate to allow reasonable time to evaluate the investment adviser's performance. It was also noted that Eaton Vance hired a new portfolio manager in June 2003 and allocated increased analytical resources to the Fund during 2004. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of these actions. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

Officers
Thomas E. Faust, Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Paul M. O'Neil
Chief Compliance Officer
Alan R. Dynner
Secretary	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Small-Cap Growth Portfolio

Officers Duncan W. Richardson President Toni Y. Shimura Vice President and Portfolio Manager Michelle A. Green Treasurer Paul M. O'Neil Chief Compliance Officer Alan R. Dynner Secretary	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlmen Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Assistant Treasurer

Date:	June 17, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2005